Supplement to the
Fidelity® Advisor
Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Strategies Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Retail Class) versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

SO-07-02 March 30, 2007
1.751427.119

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Institutional Class
January 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Strategies Fund. It is expected that shareholders of record on May 21, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about July 18, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Retail Class) versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after May 21, 2007.

ISO-07-02 March 30, 2007
1.751426.115